LEASES	12 Months Ended
Dec. 26, 2020
LEASES

F.LEASES

We determine if an arrangement is a lease at inception. We lease certain real estate under non-cancelable operating lease agreements with typical original terms ranging from one to ten years. We are required to pay real estate taxes and other occupancy costs under certain leases, which are variable in nature and not included in the right of use asset or lease liability. Certain leases carry renewal options of five to fifteen years. We believe that future leases will likely have similar terms.  We also lease motor vehicles, equipment, and an aircraft under operating lease agreements for periods of one to ten years.  We do not typically enter into leases with residual value guarantees. There were no restrictions or covenants imposed by any lease agreements.

We believe finance leases have no significant impact to our consolidated balance sheet and income statement as of December 26, 2020.

As of December 26, 2020, we have no leases that have not yet commenced that would significantly impact the rights, obligations, and our financial position.

There were no lease transactions between related parties as of December 26, 2020.

The rates implicit in our leases are primarily not readily available. To determine the discount rate used to present value the lease payments, we utilize the 7-year treasury note rate plus a blend of rate spreads associated with our revolver and 10-12-year senior notes along with estimated spreads based on current market conditions.  We feel the determined rate is a reasonable representation of our lease population.

Lease costs under non-cancelable operating leases on December 26, 2020 and December 28, 2019 are as follows (in thousands):

	2020	2019
Operating lease cost	$21,594	$20,771
Short-term lease cost	2,863	110
Variable lease cost	3,985	1,484
Sublease income	(1,013)	(676)
Total lease cost	$27,429	$21,689

The amounts paid for operating leases, included in the measurement of lease liabilities, were $20 million for both years ended December 26, 2020 and December 28, 2019. In addition, right-of-use assets obtained in exchange for new operating lease liabilities were approximately $12.8 million and $33.4 million, respectively, for the years ended December 26, 2020 and December 29, 2019.

Future minimum payments under non-cancelable operating leases on December 26, 2020 are as follows (in thousands):

Operating
Leases
2021	$18,671
2022	15,219
2023	12,126
2024	9,594
2025	8,102
Thereafter	25,961
Total minimum lease payments	$89,673
Less present value discount	(11,615)
Total lease liability	$78,058

Rent expense was approximately $28.4 million, $29.9 million, and $28.1 million in 2020, 2019, and 2018, respectively.

During the first quarter of 2018, we completed a sale and leaseback transaction related to one facility in Medley, Florida.  The sale price for the property was approximately $36 million and created a $7 million pre-tax gain, which was entirely recognized in 2018.  We leased back the facility for two years as it executes its long-term plan for Florida and the Southeast region.

As of December 26, 2020 and December 28, 2019, the weighted average lease term for operating leases was 6.84 years and 7.29 years, respectively.  Similarly, the weighted average discount rate for operating leases was 3.12% and 3.10%, respectively.